Stockholders' Equity - April 2017 Financing and Warrant Amendment (FY) (Details) $ / shares in Units, $ in Thousands		1 Months Ended		9 Months Ended		12 Months Ended
	Apr. 26, 2017 USD ($) warrant $ / shares shares	Mar. 31, 2016	Jan. 31, 2016 $ / shares shares	Sep. 30, 2018 USD ($) shares	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($)	Apr. 20, 2017 USD ($)	Feb. 28, 2015 $ / shares
Class of Stock [Line Items]
Shares issuable upon exercise (shares) | shares				13,095,000		7,084,000
Value of warrants recorded as equity | $								$ 800
Transaction costs | $				$ 637	$ 1,235	$ 1,392	$ 641
Warrants Not Settleable in Cash
Class of Stock [Line Items]
Value of warrants recorded as equity | $	$ 2,900
Common Stock
Class of Stock [Line Items]
Number of securities called by each warrant (in shares) | shares			2
Warrant exercise price (USD per share) | $ / shares			$ 8.80						$ 18.20
Expected term (in years)	5 years 23 days	7 years
Volatility rate (as a percent)	88.30%	99.40%	101.90%
Dividend yield (as a percent)	0.00%	0.00%
Risk-free interest rate (as a percent)	1.80%	1.40%	1.60%
Underwriter Warrants
Class of Stock [Line Items]
Expected term (in years)	5 years
Volatility rate (as a percent)	88.70%
Dividend yield (as a percent)	0.00%
Risk-free interest rate (as a percent)	1.80%
April 2017 Financing
Class of Stock [Line Items]
Number of warrants attached to each stock unit (in warrants) | warrant	1
Sale of stock, price per share (USD per share) | $ / shares	$ 1.40
Warrant expiration period (in years)	5 years
Warrant exercise price (USD per share) | $ / shares	$ 1.55
April 2017 Financing | Underwriter Warrants
Class of Stock [Line Items]
Warrant expiration period (in years)	5 years
Warrant exercise price (USD per share) | $ / shares	$ 1.75
April 2017 Financing | Common Stock
Class of Stock [Line Items]
Net proceeds from financing transaction | $	$ 5,900
Number of securities called by each warrant (in shares) | shares	0.75
Transaction costs | $	$ 1,100
April 2017 Financing | Common Stock | HC Wainwright
Class of Stock [Line Items]
Number of units sold in transaction (in shares) | shares	5,030,000
April 2017 Financing | Common Stock | HC Wainwright | Underwriter Warrants
Class of Stock [Line Items]
Shares issuable upon exercise (shares) | shares	251,500